Employee Benefit Plans - Assumptions used (Detail)	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Pension plans, defined benefit [Member]
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	3.40%	3.80%	4.00%
Expected long-term rate of return on plan assets	5.40%	5.80%	5.90%
Rate of compensation increase	3.40%	3.40%	3.40%
Weighted-average assumptions used to determine benefit obligations:
Discount rate	4.10%	3.40%	3.80%
Rate of compensation increase	3.40%	3.40%	3.40%
Other postretirement benefit plans, defined benefit [Member]
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	3.40%	3.70%	3.80%
Weighted-average assumptions used to determine benefit obligations:
Discount rate	4.20%	3.40%	3.70%
Assumed health care cost trend rates were as follows:
Health care trend rate assumed for next year	5.90%	6.30%	6.40%
Rate trend to which the cost trend is assumed to decline	4.40%	4.40%	4.40%
Year that rate reaches the ultimate trend rate	2037	2037	2038